Other intangible assets	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets
14.
Other intangible assets

The following is a summary of changes in the carrying value of intangible assets:

	Product related intangibles		Customer related intangibles		Others		Total
Gross carrying value
Balance as of April 1, 2022	Rs.	102,910	Rs.	98	Rs.	4,448	Rs.	107,456
Additions (1)		6,830		-		766		7,596
Disposals/De-recognitions		(687)		-		-		(687)
Effect of changes in foreign exchange rates		4,377		7		3		4,387
Balance as of March 31, 2023	Rs.	113,430	Rs.	105	Rs.	5,217	Rs.	118,752

Balance as of April 1, 2023	Rs.	113,430	Rs.	105	Rs.	5,217	Rs.	118,752
Additions (1)		9,714		-		1,448		11,162
Effect of changes in foreign exchange rates		869		1		2		872
Balance as of March 31, 2024	Rs.	124,013	Rs.	106	Rs.	6,667	Rs.	130,786
Amortization/impairment loss
Balance as of April 1, 2022	Rs.	77,751	Rs.	-	Rs.	2,459	Rs.	80,210
Amortization for the year		3,670		-		351		4,021
Impairment loss		273		103		19		395
Disposals/De-recognitions		(687)		-		-		(687)
Effect of changes in foreign exchange rates		3,959		2		3		3,964
Balance as of March 31, 2023	Rs.	84,966	Rs.	105	Rs.	2,832	Rs.	87,903

Balance as of April 1, 2023	Rs.	84,966	Rs.	105	Rs.	2,832	Rs.	87,903
Amortization for the year		4,864		-		401		5,265
Impairment loss		(59)		-		18		(41)
Effect of changes in foreign exchange rates		705		1		2		708
Balance as of March 31, 2024	Rs.	90,476	Rs.	106	Rs.	3,253	Rs.	93,835

Net carrying value
As of March 31, 2022	Rs.	25,159	Rs.	98	Rs.	1,989	Rs.	27,246
As of March 31, 2023	Rs.	28,464	Rs.	-	Rs.	2,385	Rs.	30,849
As of March 31, 2024	Rs.	33,537	Rs.	-	Rs.	3,414	Rs.	36,951

(1)

Additions during the year ended March 31, 2024, primarily consists of:
•
The acquisition of a generic prescription products portfolio in the United States from Mayne Pharma Group Limited, which includes consideration of Rs.7,395 (U.S.$90) attributable to product related intangibles. The portfolio consists of 44 commercial products, 42 approved non-marketed products and four pipeline products, including a number of generic products focused on women’s health. Approved high-value products include a hormonal vaginal ring, a birth control pill and a cardiovascular product.

•	The acquisition of rights to commercialize toripalimab in India and eight other countries from Shanghai Junshi Biosciences Co., Limited for a consideration of Rs.824 (U.S.$10).

Additions during the year ended March 31, 2023, primarily consists of:
•	The acquisition of the cardiovascular brand and trademark Cidmus® in India from Novartis AG for total consideration of Rs.4,633 (U.S.$61).
•
The acquisition of a portfolio of branded and generic injectable products from Eton Pharmaceuticals, Inc. for an upfront payment of Rs.395 (U.S.$5) and certain other milestone payments of up to U.S.$30 payable upon completion of the respective milestones.

•
The acquisition of rights in brimonidine tartrate ophthalmic solution
0.025
%, the private label equivalent of Lumify®, in the United States from Slayback Pharma LLC for Rs.722 (U.S.$9) plus certain other milestone payments of up to U.S.$3 payable upon completion of the respective milestones.

In-process research and development assets (“IPR&D”)

Tabulated below is the reconciliation of amounts relating to in-process research and development assets as at the beginning and at the end of the year:

	As of March 31,
	2024		2023
Opening balance	Rs.	663	Rs.	212
Add: Additions during the year		206		435
Less: Capitalizations during the year (1)		(192)		-
Effect of changes in exchange rates		6		16
Closing balance	Rs.	683	Rs.	663

(1)

Includes Rs.125 towards the product ephedrine, which was capitalized from IPR&D to product related intangibles because the same was available for use and subject to amortization
.

Impairment losses recorded for the year ended March 31, 2024

•
For the year ended March 31, 2024, the Company recorded a reversal of impairment loss of Rs.226 with respect to saxagliptin/metformin (generic version of Kombiglyze® - XR) and enalaprilat (generic version of Vasotec®) pursuant to the
launch
e
s
 of these two products during the year.

As a result of favorable changes in market conditions and in the circumstances that led to the initial impairment during the
year ended March 31,

2021, the Company revisited the market volumes, share and price assumptions of these two products and re-assessed the recoverable amount. Accordingly, these products were capitalized as product related intangibles, with a corresponding reversal of impairment loss of Rs.191 and Rs.35, respectively. These impairment loss reversals pertain to the Company’s Global Generics segment.

•
Consequent to adverse market conditions with respect to certain products related intangibles and software platforms, the Company assessed the recoverable amount and recognized impairment loss of Rs.86 and Rs.99 forming part of the Company’s Global Generics and Others segment, respectively
, for the year ended March 31, 2024
.

Impairment losses recorded for the year ended March 31, 2023

Impairment of intangibles pertaining to acquisition of Nimbus Health business:

During the year ended March 31, 2023, the Company assessed performance of products acquired as part of the Nimbus Health business against the initial estimates and recognized an impairment charge towards product related intangibles of carrying value of Rs.103 towards product related intangibles. This impairment loss pertains to the Company’s Global Generics segment.

Other impairments:

During the year ended March 31, 2023, consequent to adverse market conditions with respect to certain products related intangibles, the Company assessed the recoverable amount of certain products and recognized impairment loss of Rs.251 and Rs.41 pertaining to products forming part of the Company’s Global Generics and PSAI segments respectively.
Impairment losses recorded for the year ended March 31, 2022

During the year ended March 31, 2022, there were significant changes to the market conditions for certain of the Company’s products forming part of the
Company's Proprietary Products and Global Generics segments. The changes include
d
,
a
decrease in the market potential of products, increased competition leading to lower volumes, and revenues not being in line with projections. Due to these adverse market developments, the Company recorded an impairment loss of the complete carrying value for:

- Rs.4,337 relating to PPC-06 (Tepilamide Fumarate Extended Release Tablets), an IPR&D asset forming part of the Company's Proprietary Products segment; and

- Rs.174 pertaining to other IPR&D and other intangible assets forming part of the
Company’s Global Generics
s
egment.

The Company used the discounted cash flow approach to calculate the value-in-use which considered assumptions such as revenue projections, rate of generic penetration, estimated price erosion, the useful life of the asset and the net cash flows have been discounted based on post tax discount rate.

Significant separately acquired intangible assets

Details of significant separately acquired intangible assets as of March 31, 2024 are as fol lows:

Particulars of the asset	Acquired from	Carrying cost
Select portfolio of branded generics business	Wockhardt Limited	Rs.11,838
Portfolio of generic prescription products	Mayne Pharma Group Limited	6,033
Cardiovascular brand Cidmus® in India	Novartis AG	4,386
Select portfolio of dermatology, respiratory and pediatric assets	UCB India Private Limited and affiliates	3,056
Various ANDAs	Teva and an affiliate of Allergan	2,054
Select Anti-Allergy brands	Glenmark Pharmaceuticals Limited	1,184